Derivative Instruments - Schedule of Foreign Exchange Cash Flow Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign Currency Fair Value Hedge Derivative [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	$ 1,300	$ 2,535	$ (1,308)
Cost of revenues and operating expenses | Foreign Exchange Option [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	930	2,491	(657)
Cost Of Revenues, Operating Expenses, And Financial Expenses [Member] | Foreign Exchange Forward [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	$ 370	$ 44	$ (651)